Other Operating Income (Expense) - Schedule of Other Operating Income (Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Settlement pricing adjustments	$ 512	$ 65
Share based compensation	(66)	(91)
Environmental costs and remeasurement of DRPs for closed operations	(208)	0
Care and maintenance costs	(48)	(51)
Social responsibility and donations	(69)	(59)
Gain on disposal of assets	27	36
Fixed assets and equipment write-off	(122)	(9)
Impairment of intangible assets	0	(37)
Commodity derivatives	144	90
Enterprise systems	(52)	0
Depreciation of corporate assets	(71)	(47)
Other	(62)	(48)
Other operating income (expense) (Note 9)	$ (15)	$ (151)